Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Potentially Dilutive Securities

Potentially dilutive securities include the following (in thousands):

	Years Ended December 31,
	2013	2012
Outstanding stock options	7,766	6,755
Unvested restricted stock awards	769	1,453
Outstanding warrants	2,841	2,841